Note 26 - Acquisitions - Schedule of Acquisitions (Details) - Aug. 30, 2024 - Steams Bank Holdingford, N.A. [member] $ in Thousands, $ in Millions	CAD ($)	USD ($)
Statement Line Items [Line Items]
Cash	$ 6,900
Assets recognised as of acquisition date	92,300	$ 68.4
Goodwill	6,555
Deposits	(73,300)	$ (54.3)
Accounts payable and other	(39)
Net deferred income tax assets	19,016
Deposit liabilities [member]
Statement Line Items [Line Items]
Deposits	(73,238)
Securities [member]
Statement Line Items [Line Items]
Assets recognised as of acquisition date	4,366
Loans [member]
Statement Line Items [Line Items]
Assets recognised as of acquisition date	71,559
Property, plant and equipment [member]
Statement Line Items [Line Items]
Assets recognised as of acquisition date	314
Prepaid expenses and other [member]
Statement Line Items [Line Items]
Assets recognised as of acquisition date	7
Intangible assets other than goodwill [member]
Statement Line Items [Line Items]
Assets recognised as of acquisition date	$ 2,592